Earnings per share (EPS) (Tables)	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Schedule of earnings per share
(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2023	2023	2022	2022	2021	2021
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	2,714	74.2	2,182	60.6	1,303	37.0
Earnings from discontinued operations	5,083	138.9	171	4.8	337	9.6
Total earnings	7,797	213.1	2,353	65.4	1,640	46.6

		2023		2022		2021
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,659		3,599		3,523

(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2023	2023	2022	2022	2021	2021
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	2,714	73.8	2,182	60.3	1,303	36.8
Earnings from discontinued operations	5,083	138.3	171	4.7	337	9.5
Total earnings	7,797	212.1	2,353	65.0	1,640	46.3

		2023		2022		2021
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,676		3,616		3,540

(c) Reconciliation of basic to diluted average number of shares

	2023	2022	2021
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,659	3,599	3,523
Effect of dilutive potential ordinary shares – employee share plans	17	17	17
Weighted average number of ordinary shares – diluted	3,676	3,616	3,540